Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Net (Details) [Line Items]
Doubtful accounts provision	$ 3,428,033	$ 2,887,754	$ 3,847,426
Doubtful Accounts Provision [Member]
Accounts Receivable, Net (Details) [Line Items]
Doubtful accounts provision	$ 196,717